LEASES - Summary of Carrying Amounts of Group's Right-of-use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-Use Assets
Right of use asset, beginning balance	$ 1,818	$ 1,465
Additions as a part of business combinations		743
Additions	75	96
Amortization of right-of-use assets	(436)	(401)
Lease termination	(41)
Translation differences	44	(85)
Right of use asset, ending balance	1,460	1,818	$ 1,465
Lease Liabilities
Lease liability, beginning balance	2,072	1,679
Additions as a part of business combinations		743
Additions	75	96
Interest expense	165	182	188
Payments	(567)	(504)
Lease termination	(40)
Translation differences	18	(124)
Lease liability, ending balance	$ 1,723	$ 2,072	$ 1,679